Pensions And Other Postretirement Benefits (Tables)	12 Months Ended
Sep. 28, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Schedule Of Reconciliation Of Changes In Plans' Benefit Obligations, Assets And Funded Status
The following table provides a reconciliation of the changes in the plans’ benefit obligations, assets and funded status at September 28, 2013, and September 29, 2012:

					in millions
	Pension Benefits				Other Postretirement
	Qualified		Non-Qualified		Benefits
	2013	2012	2013	2012	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$101	$99	$81	$62	$64	$44
Service cost	—	—	5	5	2	1
Interest cost	4	4	3	3	2	2
Plan participants’ contributions	—	—	—	—	1	1
Actuarial (gain)/loss	(9)	5	(2)	13	7	25
Benefits paid	(10)	(7)	(2)	(2)	(5)	(9)
Benefit obligation at end of year	86	101	85	81	71	64
Change in plan assets
Fair value of plan assets at beginning of year	86	74	—	—	—	—
Actual return on plan assets	3	13	—	—	—	—
Employer contributions	6	6	2	2	4	8
Plan participants’ contributions	—	—	—	—	1	1
Benefits paid	(10)	(7)	(2)	(2)	(5)	(9)
Fair value of plan assets at end of year	85	86	—	—	—	—
Funded status	$(1)	$(15)	$(85)	$(81)	$(71)	$(64)

Schedule Of Amounts Recognized In The Consolidated Balance Sheets
Amounts recognized in the Consolidated Balance Sheets consist of:

					in millions
	Pension Benefits				Other Postretirement
	Qualified		Non-Qualified		Benefits
	2013	2012	2013	2012	2013	2012
Accrued benefit liability	$(1)	$(15)	$(85)	$(81)	$(71)	$(64)
Accumulated other comprehensive (income)/loss:
Unrecognized actuarial loss	30	39	23	29	—	—
Unrecognized prior service (cost)/credit	—	—	—	1	(3)	(4)
Net amount recognized	$29	$24	$(62)	$(51)	$(74)	$(68)

Schedule Of Plans With Accumulated Benefit Obligations In Excess Of Plan Assets
Plans with accumulated benefit obligations in excess of plan assets are as follows:

			in millions
	Pension Benefits
	Qualified		Non-Qualified
	2013	2012	2013	2012
Projected benefit obligation	$27	$101	$85	$81
Accumulated benefit obligation	27	101	72	69
Fair value of plan assets	26	86	—	—

Schedule Of Components Of Net Periodic Benefit Cost For Pension And Postretirement Benefit Plans Recognized In The Consolidated Statements Of Income
Components of net periodic benefit cost for pension and postretirement benefit plans recognized in the Consolidated Statements of Income are as follows:

								in millions
	Pension Benefits						Other Postretirement
	Qualified			Non-Qualified			Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Service cost	$—	$—	$—	$5	$5	$3	$2	$1	$—
Interest cost	4	4	5	3	3	2	2	2	2
Expected return on plan assets	(5)	(6)	(6)	—	—	—	—	—	—
Amortization of prior service cost	—	—	—	1	1	1	(1)	(1)	(1)
Recognized actuarial loss, net	4	3	3	3	1	—	7	24	1
Net periodic benefit cost	$3	$1	$2	$12	$10	$6	$10	$26	$2

Schedule Of Weighted Average Assumptions
Weighted average assumptions are as follows:

	Pension Benefits						Other Postretirement
	Qualified			Non-Qualified			Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Discount rate to determine net periodic benefit cost	4.02%	4.53%	5.06%	4.23%	4.75%	5.50%	3.66%	4.09%	4.50%
Discount rate to determine benefit obligations	4.77%	4.02%	4.53%	5.09%	4.23%	4.75%	4.48%	3.66%	4.09%
Rate of compensation increase	N/A	N/A	N/A	3.50%	3.50%	3.50%	N/A	N/A	N/A
Expected return on plan assets	5.44%	6.37%	7.79%	N/A	N/A	N/A	N/A	N/A	N/A

Schedule Of Actual And Target Asset Allocation For Pension Plan Assets
The following table sets forth the actual and target asset allocation for pension plan assets:

	2013	2012	Target Asset Allocation
Cash	1.6%	1.6%	—%
Fixed Income Securities	79.1	46.0	83.0
U.S. Stock Funds	4.3	23.5	5.1
International Stock Funds	7.3	23.5	5.1
Real Estate	3.8	5.0	3.4
Alternatives	3.9	0.4	3.4
Total	100.0%	100.0%	100.0%

Schedule Of Categories Of Pension Plan Assets And Level Under Which Fair Values Were Determined In Fair Value Hierarchy
The following table shows the categories of pension plan assets and the level under which fair values were determined in the fair value hierarchy, which is described in Note 13: Fair Value Measurements.

	in millions
	September 28, 2013
	Level 1	Level 2 (a)	Level 3 (b)	Total
Cash and cash equivalents	$1	$—	$—	$1
Fixed Income Securities Bond Fund	—	56	—	56
Equity Securities:
U.S. stock funds	—	3	—	3
International stock funds	—	5	—	5
Global real estate funds	—	3	—	3
Total equity securities	—	11	—	11
Alternative Funds	—	—	3	3
Insurance Contract	—	—	14	14
Total plan assets	$1	$67	$17	$85

(a)
Valued using the net asset value (NAV) provided by the trustee, which is a practical expedient to estimating fair value. The NAV is based on the fair value of the underlying investments within the funds and is determined daily.

(b)	Valued using the plan’s own assumptions about the assumptions market participants would use in pricing the assets based on the best information available, such as investment manager pricing.

Schedule Of Reconciliation Of Change In Fair Value Measurement Of Defined Benefit Plans' Consolidated Assets Using Significant Unobservable Inputs
A reconciliation of the change in the fair value measurement of the defined benefit plans’ consolidated assets using significant unobservable inputs (Level 3) is as follows:

		in millions
	Alternative funds	Insurance contract	Total
Balance at September 29, 2012	$—	$17	$17
Actual return on plan assets:
Assets still held at reporting date	—	1	1
Assets sold during the period	—	—	—
Purchases, sales and settlements, net	3	(4)	(1)
Transfers in and/or out of Level 3	—	—	—
Balance at September 28, 2013	$3	$14	$17

Schedule Of Estimated Future Benefit Payments Expected To Be Paid
The following benefit payments are expected to be paid:

			in millions
	Pension Benefits		Other Postretirement
	Qualified	Non-Qualified	Benefits
2014	$6	$2	$6
2015	7	3	6
2016	5	3	6
2017	5	3	5
2018	6	4	5
2019-2023	27	27	29